STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Municipal Securities Fund

January 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .2%
Collateralized Municipal-Backed Securities - .2%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,063,927)	3.63	5/20/2033	969,330		909,541

Long-Term Municipal Investments - 99.5%
Alabama - 2.2%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	2,500,000		2,546,076
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2027	1,000,000	[a]	1,004,452
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	1,000,000		1,085,953
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	3,250,000		3,605,036
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2035	2,000,000		2,095,007
				10,336,524
Arizona - 3.6%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2038	3,065,000		3,045,314
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.25	11/1/2048	2,000,000		2,121,853
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.38	7/1/2050	2,500,000	[b]	2,463,455
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,482,135
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2048	1,000,000		990,009

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Arizona - 3.6% (continued)
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2046	2,000,000	[b]	2,000,444
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	1,175,000		1,222,450
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2038	2,750,000	[b]	2,860,887
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	1,000,000	[b]	950,696
				17,137,243
Arkansas - 1.0%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	4,800,000		4,951,717
California - 5.0%
Alameda Corridor Transportation Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2052	2,500,000		2,708,051
California, GO, Refunding	5.00	4/1/2042	650,000		742,519
California, GO, Refunding	5.25	9/1/2047	1,000,000		1,146,480
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. G	5.25	4/1/2030	2,500,000	[a]	2,683,556
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	400,000		402,455
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2046	1,480,000		1,517,112
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	1,436,328		1,354,353
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Insured; Build America Mutual)	5.00	5/15/2027	450,000		474,943
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,675,000		3,674,438

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
California - 5.0% (continued)
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	2,500,000	2,565,290
California University, Revenue Bonds, Refunding, Ser. B2	0.55	11/1/2026	1,000,000	[a] 902,062
Orange County Community Facilities District, Special Tax Bonds (Community Facilities District No. 2021-1) Ser. A	5.00	8/15/2047	1,000,000	1,030,994
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	1,750,000	1,682,875
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. B	5.00	5/1/2041	1,500,000	1,521,096
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2045	1,000,000	1,023,408
				23,429,632
Colorado - 3.9%
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Colorado Obligated Group) Ser. A	5.00	12/1/2041	2,500,000	2,548,829
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities)	5.00	12/1/2043	3,280,000	3,324,196
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	1,250,000	1,293,397
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	2,000,000	1,949,741
Colorado Health Facilities Authority, Revenue Bonds, Refunding (School Health System) Ser. A	4.00	1/1/2036	2,000,000	2,073,867
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	3,000,000	3,073,156
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.50	11/15/2053	3,000,000	3,284,436
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2031	950,000	1,063,477
				18,611,099

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Connecticut - .2%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,000,000	957,456
Delaware - .2%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group)	5.25	11/15/2053	1,000,000	1,034,504
District of Columbia - 2.5%
District of Columbia, Revenue Bonds, Ser. A	5.50	7/1/2047	3,000,000	3,438,183
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000	1,569,894
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	2,500,000	2,334,225
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	1,000,000	1,030,363
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	2,340,000	2,353,619
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.13	7/15/2047	1,000,000	1,004,360
				11,730,644
Florida - 4.1%
Broward County Airport System, Revenue Bonds	5.00	10/1/2037	1,560,000	1,613,333
Escambia County, Revenue Bonds	5.00	10/1/2046	2,000,000	2,093,060
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,000,000	970,234
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport)	5.00	10/1/2034	1,000,000	1,116,316
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	1,500,000	1,377,733
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2040	800,000	815,104
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2033	1,000,000	1,003,416
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000	2,500,527

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Florida - 4.1% (continued)
Mid-Bay Bridge Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2040	1,000,000		1,010,652
Orange County Health Facilities Authority, Revenue Bonds (Orlando Health Obligated Group) Ser. A	5.00	10/1/2053	2,000,000		2,137,804
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	3,305,000		3,115,184
Village Community Development District No. 15, Special Assessment Bonds	5.25	5/1/2054	1,500,000	[b]	1,524,266
				19,277,629
Georgia - 3.8%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2037	1,100,000		1,165,573
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2055	1,000,000		1,049,347
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	3,250,000		3,370,741
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2028	2,500,000		2,596,116
Georgia Ports Authority, Revenue Bonds	4.00	7/1/2052	1,250,000		1,234,287
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	6/1/2030	2,500,000	[a]	2,643,418
Main Street Natural Gas, Revenue Bonds, Ser. B	5.00	6/1/2029	2,000,000	[a]	2,101,021
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	3,750,000	[a]	3,773,397
				17,933,900
Hawaii - .3%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2047	1,250,000		1,315,026
Illinois - 8.1%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2033	1,000,000		1,059,604
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000		1,592,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Illinois - 8.1% (continued)
Chicago Board of Education, GO, Ser. A	6.00	12/1/2049	1,000,000	1,100,986
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,000,000	1,025,220
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,100,000	2,119,656
Chicago O'Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	1,500,000	1,616,851
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2039	1,150,000	1,252,653
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2035	2,500,000	2,644,046
Illinois, GO, Refunding, Ser. D	4.00	7/1/2037	1,750,000	1,762,692
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2030	2,000,000	2,164,301
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	1,000,000	1,013,080
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2033	3,000,000	3,050,827
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	3,760,000	3,654,657
Illinois Housing Development Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	1,650,000	1,598,355
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	1,500,000	1,532,506
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2040	1,475,000	1,478,881
Regional Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	6.00	6/1/2025	1,000,000	1,015,310
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,350,000	2,372,306
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	1,000,000	1,014,442
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	1,400,000	1,602,035

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Illinois - 8.1% (continued)
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,500,000		3,856,866
				38,527,754
Indiana - .7%
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2036	2,980,000		3,135,614
Iowa - 2.5%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2050	2,730,000		2,858,802
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. B	7.25	5/15/2038	2,000,000		2,108,776
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2030	1,500,000		1,619,771
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2049	2,000,000		1,878,458
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	1,220,000		1,231,874
PEFA, Revenue Bonds (Gas Project)	5.00	9/1/2026	2,000,000	[a]	2,050,732
				11,748,413
Kentucky - 2.0%
Henderson, Revenue Bonds (Pratt Paper Project) Ser. A	4.70	1/1/2052	1,015,000	[b]	981,259
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2045	2,000,000		2,081,805
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1	5.25	2/1/2032	4,500,000	[a]	4,890,798
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	8/1/2030	1,500,000	[a]	1,502,986
				9,456,848
Louisiana - 1.8%
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Obligated Group) Ser. A	5.00	7/1/2047	1,500,000		1,528,092
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	1,250,000		1,298,642

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Louisiana - 1.8% (continued)
New Orleans Aviation Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2036	1,135,000		1,224,775
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2040	2,175,000		2,184,044
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	[a]	948,801
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	5/15/2035	1,220,000		1,230,822
				8,415,176
Maryland - .5%
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,490,000		2,553,447
Massachusetts - 1.1%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	4.38	7/1/2052	1,000,000		1,003,038
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2027	1,750,000		1,821,156
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2027	2,350,000		2,447,083
				5,271,277
Michigan - 4.6%
Great Lakes Water Authority, Revenue Bonds, Ser. B	5.00	7/1/2046	3,000,000		3,071,869
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	1,000,000		1,034,935
Lansing Board of Water & Light, Revenue Bonds, Ser. B	2.00	7/1/2026	2,500,000	[a]	2,374,113
Michigan Finance Authority, Revenue Bonds (Henry Ford Health System Obligated Group) Ser. A	4.00	11/15/2050	1,665,000		1,535,930
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	4.00	4/15/2042	2,425,000		2,404,792
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2037	2,000,000		2,010,776

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Michigan - 4.6% (continued)
Michigan Housing Development Authority, Revenue Bonds, Ser. A	3.50	12/1/2050	1,305,000	1,283,067
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2033	3,900,000	4,130,098
Michigan Trunk Line, Revenue Bonds	4.00	11/15/2046	1,140,000	1,150,820
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	1,800,000	1,796,225
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2045	1,000,000	1,011,200
				21,803,825
Minnesota - .5%
Minnesota Agricultural & Economic Development Board, Revenue Bonds (HealthPartners Obligated Group)	5.25	1/1/2054	2,000,000	2,203,774
Missouri - .7%
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport) Ser. B	5.00	3/1/2054	3,060,000	3,111,119
Multi-State - .2%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	1,170,000	[b] 1,043,852
Nebraska - .4%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	2,000,000	2,070,320
Nevada - 2.5%
Clark County, GO, Ser. A	5.00	6/1/2043	5,000,000	5,288,920
Clark County School District, GO, Ser. A	5.00	6/15/2039	5,000,000	5,605,674
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	1,070,000	1,106,389
				12,000,983
New Hampshire - .3%
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	4.00	12/1/2040	515,000	520,288

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New Hampshire - .3% (continued)
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	4.13	12/1/2043	1,000,000	1,002,126
				1,522,414
New Jersey - 3.6%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	465,000	477,577
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2041	1,000,000	1,020,064
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2037	1,600,000	1,672,051
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.50	6/15/2050	1,000,000	1,113,945
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	4.25	6/15/2044	1,000,000	1,016,575
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	2,000,000	2,097,957
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	1,500,000	1,655,051
South Jersey Transportation Authority, Revenue Bonds	4.63	11/1/2047	1,000,000	1,026,554
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,880,000	3,955,325
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,000,000	2,128,126
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	620,000	640,535
				16,803,760
New York - 8.8%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	3,000,000	3,147,927
New York City, GO, Ser. F1	4.00	3/1/2047	200,000	199,774
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2	0.60	7/1/2025	980,000	[a] 930,528

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 8.8% (continued)
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,500,000	[b]	2,502,866
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	1,000,000		1,179,094
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	4.00	3/15/2038	1,400,000		1,453,180
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	2,500,000		2,445,866
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	1,500,000		1,547,110
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2040	2,000,000		2,114,517
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000		2,500,318
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	1,000,000		1,046,908
Tender Option Bond Trust Receipts (Series 2023-XF1639), (New York State Urban Development Corp., Revenue Bonds, Ser. A), Underlying Coupon Rate 5.00%	2.20	3/15/2053	10,000,000	[b,c,d]	10,955,779
Triborough Bridge & Tunnel Authority, Revenue Bonds (MTA Bridges & Tunnels) Ser. A	5.25	5/15/2057	2,500,000		2,749,584
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	1,500,000		1,581,828
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.25	5/15/2052	5,000,000		5,550,362
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	815,000		751,641

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 8.8% (continued)
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2046	1,000,000	[b]	866,516
				41,523,798
North Carolina - 1.5%
Charlotte Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2038	1,000,000		1,097,792
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2038	1,000,000		1,007,750
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group)	5.00	12/1/2028	1,500,000	[a]	1,640,015
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group) Ser. B	5.00	12/2/2024	3,500,000	[a]	3,544,032
				7,289,589
North Dakota - .3%
University of North Dakota, COP (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/1/2046	1,470,000		1,428,833
Ohio - 2.2%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	7,335,000		6,785,419
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	1,000,000		1,008,974
Ohio, Revenue Bonds (Cleveland Clinic Health System Obligated Group)	2.75	5/1/2028	1,000,000	[a]	983,877
Ohio, Revenue Bonds, Refunding (Lease Appropriations-Adult Correctional Building Fund Projects) Ser. A	5.00	10/1/2037	1,430,000		1,509,767
				10,288,037
Oregon - 1.2%
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2053	3,250,000		3,586,893
Port of Portland, Revenue Bonds, Refunding, Ser. 28	4.00	7/1/2047	2,250,000		2,167,872
				5,754,765

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Pennsylvania - 5.8%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2033	2,750,000	[b]	2,829,630
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	1,350,000	[a]	1,402,309
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,750,000	[a]	1,600,952
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	3,500,000		3,604,240
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2057	2,000,000		2,120,853
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2029	1,400,000		1,491,045
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	3,000,000		3,271,596
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Ser. B	5.25	12/1/2048	4,000,000		4,196,007
Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.50	9/1/2048	1,000,000		1,031,289
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	1,420,000		1,465,003
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000		1,053,004
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	3,000,000		3,176,425
				27,242,353
Rhode Island - .4%
Providence Public Building Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/15/2037	1,695,000		1,807,780

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
South Carolina - 2.3%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2029	1,000,000	1,087,449
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. D	4.00	1/1/2033	3,000,000	3,138,336
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)	5.13	12/1/2043	5,000,000	4,999,937
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	2,000,000	1,832,303
				11,058,025
Tennessee - 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Belmont University)	5.25	5/1/2048	1,750,000	1,911,868
Tennergy Corp., Revenue Bonds, Ser. A	4.00	9/1/2028	2,000,000	[a] 2,004,498
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2052	1,500,000	1,629,766
				5,546,132
Texas - 10.0%
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	5.75	8/15/2033	5,000,000	5,172,750
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2031	2,325,000	2,345,150
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2035	1,000,000	1,041,815
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	1,925,000	1,883,233
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2040	2,500,000	2,841,693
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	1,500,000	1,580,975
Georgetown Utility System, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.25	8/15/2052	3,000,000	3,238,390
Houston Airport System, Revenue Bonds (United Airlines) Ser. C	5.00	7/15/2028	1,000,000	1,017,802

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Texas - 10.0% (continued)
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.25	7/1/2053	3,080,000		3,121,080
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,225,000		1,188,420
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2034	3,500,000		3,559,799
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,000,000		963,968
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	2,475,000		2,594,217
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	4,175,000	[b]	4,149,492
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	4,000,000		4,115,924
Plano Independent School District, GO	5.00	2/15/2043	1,000,000		1,113,321
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Obligated Group) Ser. F	5.00	11/15/2030	2,000,000	[a]	2,228,640
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A	5.00	7/1/2032	1,500,000	[a]	1,685,690
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Refunding, Ser. B	5.50	1/1/2034	2,000,000	[a]	2,238,938
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,000,000		1,008,705
				47,090,002
U.S. Related - 2.4%
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	3,000,000		3,253,312
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	7,500,000		7,926,716
				11,180,028
Utah - .9%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2034	3,000,000		3,130,642
Utah Telecommunication Open Infrastructure Agency, Revenue Bonds, Refunding	5.50	6/1/2040	1,200,000		1,370,958
				4,501,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Virginia - 1.5%
Virginia Public Building Authority, Revenue Bonds, Ser. A	4.00	8/1/2039	2,500,000		2,596,745
Virginia Small Business Financing Authority, Revenue Bonds, Refunding, Ser. I	5.00	12/31/2052	1,500,000		1,534,056
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.13	7/1/2058	1,250,000		1,231,548
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000		1,608,182
				6,970,531
Washington - 2.8%
Port of Seattle, Revenue Bonds, Refunding	4.00	8/1/2047	1,500,000		1,411,418
Tacoma Electric System, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.00	1/1/2054	1,250,000		1,362,157
Washington, GO, Ser. B	5.00	2/1/2043	2,710,000		3,051,810
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	2,450,000		2,512,606
Washington Convention Center Public Facilities District, Revenue Bonds, Ser. B	4.00	7/1/2058	2,000,000		1,754,144
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2043	1,000,000		1,029,718
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts & Sciences)	6.38	7/1/2063	1,000,000	[b]	1,097,831
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	960,608		905,367
				13,125,051
Wisconsin - 1.9%
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,500,000		1,579,628
Public Finance Authority, Revenue Bonds, Refunding (Duke Energy Progress) Ser. B	4.00	10/1/2030	2,855,000	[a]	2,919,382

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Wisconsin - 1.9% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center Obligated Group) Ser. A	5.00	6/1/2040	2,000,000	2,040,762
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	2,350,000	2,438,813
				8,978,585
Total Long-Term Municipal Investments (cost $472,581,486)			470,169,059
Total Investments (cost $473,645,413)			99.7%	471,078,600
Cash and Receivables (Net)			0.3%	1,637,091
Net Assets			100.0%	472,715,691

COP—Certificate of Participation

GO—General Obligation

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities were valued at $34,226,973 or 7.24% of net assets.

c The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Opportunistic Municipal Securities Fund

January 31, 2024 (Unaudited)

The following is a summary of the inputs used as of January 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	909,541	-	909,541
Municipal Securities	-	470,169,059	-	470,169,059
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	-	(7,500,000)	-	(7,500,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2024, accumulated net unrealized depreciation on investments was $2,566,813, consisting of $7,949,282 gross unrealized appreciation and $10,516,095 gross unrealized depreciation.

At January 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.